Taxation - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Valuation allowance
Balance at beginning of the year	¥ 2,113,455	¥ 1,297,395
Additions	176,145	1,147,602
Reversals	(1,990,245)	(331,542)
Balance at end of the year	¥ 299,355	¥ 2,113,455